NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Reclassifications) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Selling and marketing expenses					$ 421,535	$ 289,140
Salaries, wages and contract labor					5,570,140	4,299,799
Research and development	$ 149,566	$ 487,738	$ 555,958	$ 871,160	431,425	488,694
Professional fees					252,825	245,033
General and administrative expenses					2,212,035	1,451,461
Total Operating Expenses	$ 2,166,431	2,123,565	$ 4,357,211	4,207,960	$ 8,887,960	$ 6,774,127
Before Reclassification [Member]
Selling and marketing expenses		128,506		238,122
Salaries, wages and contract labor		1,338,302		2,607,081
Research and development		118,435		231,129
Professional fees		17,054		144,973
General and administrative expenses		521,268		986,655
Total Operating Expenses		2,123,565		4,207,960
After Reclassification [Member]
Selling and marketing expenses		270,196		520,620
Salaries, wages and contract labor		289,986		624,549
Research and development		487,738		871,160
Professional fees		202,673		383,986
General and administrative expenses		872,972		1,807,645
Total Operating Expenses		$ 2,123,565		$ 4,207,960